Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Non-Current Assets

	2022 £m	2021 £m

Amounts receivable under insurance contracts	857	849

Pension schemes in surplus	229	741

Other receivables	108	86

	1,194	1,676